Marketing and Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketing and Sales [Member]
Marketing and Sales (Details) [Line Items]
Share based payments	$ 206	$ 182